Annual Fund Operating Expenses - Xtrackers S and P SmallCap 600 ESG ETF - Xtrackers S&P SmallCap 600 ESG ETF	Jan. 26, 2021
Operating Expenses:
Management fee	0.15%
Other Expenses	none	[1]
Total annual fund operating expenses	0.15%

[1]	Because the fund is new, “ Other Expenses ” are based on estimated amounts for the current fiscal year.